Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust V
Entity Central Index Key	0001380786
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000042237 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Preferred Securities and Income Fund
Class Name	Class I Shares
Trading Symbol	NPSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$76	0.74%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Preferred Securities and Income Fund returned 6.06% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the Preferred Securities and Income Fund Blended Benchmark, which returned 4.29%. The Fund’s blended benchmark consists of 1) 60% ICE BofA U.S. All Capital Securities Index, and 2) 40% ICE USD Contingent Capital Index (CDLR).

Top contributors to relative performance

•
Security selection across sectors, coupon structures, denominations and U.S. dollar-denominated contingent capital securities (USD CoCos).

•
The Fund benefited from owning claims on legacy Credit Suisse Additional Tier 1 (AT1) securities that were written down to zero in 2023 as part of the Swiss bank regulator’s arranged merger between UBS and Credit Suisse. The value of these claims rose significantly following a favorable Swiss court ruling that is being appealed.

•
Underweights to both $25 par preferred securities and fixed-rate coupon securities.

Top detractors from relative performance

•
Allocation to U.S. Treasury futures.

•
Yield curve positioning, specifically an overweight to the shorter end of the curve, and an underweight to the longer end.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	6.06%	3.52%	4.92%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

ICE BofA U.S. All Capital Securities Index	3.00%	1.96%	4.04%

Preferred Securities and Income Blended Benchmark	4.29%	2.20%	4.57%

Lipper Flexible Income Funds Classification Average	4.38%	2.42%	3.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,183,424,068
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 37,479,954
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$6,183,424,068

Total number of portfolio holdings	222

Portfolio turnover (%)	15%

Total management fees paid for the year	$37,479,954

Holdings [Text Block]

(1)	Affiliated investment.
(2)	Includes 85.3% of $1,000 Par Preferred and/or Contingent Capital Securities.
(3)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Investment policy change: Effective August 31, 2026, the Fund changed its investment policies to permit it to invest up to 10% of its assets in non-U.S. dollar denominated securities, and to invest in forward currency exchange contracts. The Fund may also invest, through wholly-owned Cayman Islands subsidiaries, in fixed-income securities that are sold subject to restrictions under Regulation S of the Securities Act of 1933 or the Tax Equity and Fiscal Responsibility Act of 1982.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Strategies [Text Block]
Investment policy change: Effective August 31, 2026, the Fund changed its investment policies to permit it to invest up to 10% of its assets in non-U.S. dollar denominated securities, and to invest in forward currency exchange contracts. The Fund may also invest, through wholly-owned Cayman Islands subsidiaries, in fixed-income securities that are sold subject to restrictions under Regulation S of the Securities Act of 1933 or the Tax Equity and Fiscal Responsibility Act of 1982.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000171408 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Preferred Securities and Income Fund
Class Name	Class R6 Shares
Trading Symbol	NPSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$68	0.66%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Preferred Securities and Income Fund returned 6.20% for Class R6 Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the Preferred Securities and Income Fund Blended Benchmark, which returned 4.29%. The Fund’s blended benchmark consists of 1) 60% ICE BofA U.S. All Capital Securities Index, and 2) 40% ICE USD Contingent Capital Index (CDLR).

Top contributors to relative performance

•
Security selection across sectors, coupon structures, denominations and U.S. dollar-denominated contingent capital securities (USD CoCos).

•
The Fund benefited from owning claims on legacy Credit Suisse Additional Tier 1 (AT1) securities that were written down to zero in 2023 as part of the Swiss bank regulator’s arranged merger between UBS and Credit Suisse. The value of these claims rose significantly following a favorable Swiss court ruling that is being appealed.

•
Underweights to both $25 par preferred securities and fixed-rate coupon securities.

Top detractors from relative performance

•
Allocation to U.S. Treasury futures.

•
Yield curve positioning, specifically an overweight to the shorter end of the curve, and an underweight to the longer end.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	6.20%	3.59%	5.00%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

ICE BofA U.S. All Capital Securities Index	3.00%	1.96%	4.04%

Preferred Securities and Income Blended Benchmark	4.29%	2.20%	4.57%

Lipper Flexible Income Funds Classification Average	4.38%	2.42%	3.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,183,424,068
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 37,479,954
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$6,183,424,068

Total number of portfolio holdings	222

Portfolio turnover (%)	15%

Total management fees paid for the year	$37,479,954

Holdings [Text Block]

(1)	Affiliated investment.
(2)	Includes 85.3% of $1,000 Par Preferred and/or Contingent Capital Securities.
(3)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Investment policy change: Effective August 31, 2026, the Fund changed its investment policies to permit it to invest up to 10% of its assets in non-U.S. dollar denominated securities, and to invest in forward currency exchange contracts. The Fund may also invest, through wholly-owned Cayman Islands subsidiaries, in fixed-income securities that are sold subject to restrictions under Regulation S of the Securities Act of 1933 or the Tax Equity and Fiscal Responsibility Act of 1982.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Strategies [Text Block]
Investment policy change: Effective August 31, 2026, the Fund changed its investment policies to permit it to invest up to 10% of its assets in non-U.S. dollar denominated securities, and to invest in forward currency exchange contracts. The Fund may also invest, through wholly-owned Cayman Islands subsidiaries, in fixed-income securities that are sold subject to restrictions under Regulation S of the Securities Act of 1933 or the Tax Equity and Fiscal Responsibility Act of 1982.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000042236 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Preferred Securities and Income Fund
Class Name	Class C Shares
Trading Symbol	NPSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/ prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$178	1.74%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.74%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Preferred Securities and Income Fund returned 5.03% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the Preferred Securities and Income Fund Blended Benchmark, which returned 4.29%. The Fund’s blended benchmark consists of 1) 60% ICE BofA U.S. All Capital Securities Index, and 2) 40% ICE USD Contingent Capital Index (CDLR).

Top contributors to relative performance

•
Security selection across sectors, coupon structures, denominations and U.S. dollar-denominated contingent capital securities (USD CoCos).

•
The Fund benefited from owning claims on legacy Credit Suisse Additional Tier 1 (AT1) securities that were written down to zero in 2023 as part of the Swiss bank regulator’s arranged merger between UBS and Credit Suisse. The value of these claims rose significantly following a favorable Swiss court ruling that is being appealed.

•
Underweights to both $25 par preferred securities and fixed-rate coupon securities.

Top detractors from relative performance

•
Allocation to U.S. Treasury futures.

•
Yield curve positioning, specifically an overweight to the shorter end of the curve, and an underweight to the longer end.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	5.03%	2.49%	4.03%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

ICE BofA U.S. All Capital Securities Index	3.00%	1.96%	4.04%

Preferred Securities and Income Blended Benchmark	4.29%	2.20%	4.57%

Lipper Flexible Income Funds Classification Average	4.38%	2.42%	3.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,183,424,068
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 37,479,954
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$6,183,424,068

Total number of portfolio holdings	222

Portfolio turnover (%)	15%

Total management fees paid for the year	$37,479,954

Holdings [Text Block]

(1)	Affiliated investment.
(2)	Includes 85.3% of $1,000 Par Preferred and/or Contingent Capital Securities.
(3)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Investment policy change: Effective August 31, 2026, the Fund changed its investment policies to permit it to invest up to 10% of its assets in non‑U.S. dollar denominated securities, and to invest in forward currency exchange contracts. The Fund may also invest, through wholly-owned Cayman Islands subsidiaries, in fixed-income securities that are sold subject to restrictions under Regulation S of the Securities Act of 1933 or the Tax Equity and Fiscal Responsibility Act of 1982.
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up‑front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up‑front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

Material Fund Change Strategies [Text Block]
Investment policy change: Effective August 31, 2026, the Fund changed its investment policies to permit it to invest up to 10% of its assets in non‑U.S. dollar denominated securities, and to invest in forward currency exchange contracts. The Fund may also invest, through wholly-owned Cayman Islands subsidiaries, in fixed-income securities that are sold subject to restrictions under Regulation S of the Securities Act of 1933 or the Tax Equity and Fiscal Responsibility Act of 1982.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000042234 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Preferred Securities and Income Fund
Class Name	Class A Shares
Trading Symbol	NPSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/ prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$102	0.99%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Preferred Securities and Income Fund returned 5.80% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the Preferred Securities and Income Fund Blended Benchmark, which returned 4.29%. The Fund’s blended benchmark consists of 1) 60% ICE BofA U.S. All Capital Securities Index, and 2) 40% ICE USD Contingent Capital Index (CDLR).

Top contributors to relative performance

•
Security selection across sectors, coupon structures, denominations and U.S. dollar-denominated contingent capital securities (USD CoCos).

•
The Fund benefited from owning claims on legacy Credit Suisse Additional Tier 1 (AT1) securities that were written down to zero in 2023 as part of the Swiss bank regulator’s arranged merger between UBS and Credit Suisse. The value of these claims rose significantly following a favorable Swiss court ruling that is being appealed.

•
Underweights to both $25 par preferred securities and fixed-rate coupon securities.

Top detractors from relative performance

•
Allocation to U.S. Treasury futures.

•
Yield curve positioning, specifically an overweight to the shorter end of the curve, and an underweight to the longer end.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	5.80%	3.25%	4.66%

Class A Shares at maximum sales charge (Offering Price)	0.80%	2.26%	4.15%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

ICE BofA U.S. All Capital Securities Index	3.00%	1.96%	4.04%

Preferred Securities and Income Blended Benchmark	4.29%	2.20%	4.57%

Lipper Flexible Income Funds Classification Average	4.38%	2.42%	3.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,183,424,068
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 37,479,954
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$6,183,424,068

Total number of portfolio holdings	222

Portfolio turnover (%)	15%

Total management fees paid for the year	$37,479,954

Holdings [Text Block]

(1)	Affiliated investment.
(2)	Includes 85.3% of $1,000 Par Preferred and/or Contingent Capital Securities.
(3)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Investment policy change: Effective August 31, 2026, the Fund changed its investment policies to permit it to invest up to 10% of its assets in non‑U.S. dollar denominated securities, and to invest in forward currency exchange contracts. The Fund may also invest, through wholly-owned Cayman Islands subsidiaries, in fixed-income securities that are sold subject to restrictions under Regulation S of the Securities Act of 1933 or the Tax Equity and Fiscal Responsibility Act of 1982.
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up‑front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up‑front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

Material Fund Change Strategies [Text Block]
Investment policy change: Effective August 31, 2026, the Fund changed its investment policies to permit it to invest up to 10% of its assets in non‑U.S. dollar denominated securities, and to invest in forward currency exchange contracts. The Fund may also invest, through wholly-owned Cayman Islands subsidiaries, in fixed-income securities that are sold subject to restrictions under Regulation S of the Securities Act of 1933 or the Tax Equity and Fiscal Responsibility Act of 1982.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000081597 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Flexible Income Fund
Class Name	Class A Shares
Trading Symbol	NWQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Flexible Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$101	0.96%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Flexible Income Fund returned 10.14% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund significantly outperformed the Flexible Income Fund Blended Benchmark, which returned 3.40%. The Fund’s blended benchmark consists of 1) 50% ICE BofA U.S. Corporate Index and 2) 50% ICE BofA U.S. High Yield Index.

Top contributors to relative performance

•
Out‑of‑benchmark allocation to convertible securities.

•
Out‑of‑benchmark allocation to common stocks.

•
Security selection in investment-grade corporate bonds, particularly the overweight to BBB‑rated bonds.

Top detractors from relative performance

•
Underweight allocation to high-yield corporate bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	10.14%	3.11%	4.49%

Class A Shares at maximum sales charge (Offering Price)	4.91%	2.11%	3.98%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

Flexible Income Blended Benchmark	3.40%	2.09%	3.87%

Lipper Flexible Income Funds Classification Average	4.38%	2.42%	3.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 897,110,931
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 5,745,953
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$897,110,931

Total number of portfolio holdings	194

Portfolio turnover (%)	41%

Total management fees paid for the year	$5,745,953

Holdings [Text Block]

(1)	Includes 32.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up‑front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up‑front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000081598 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Flexible Income Fund
Class Name	Class C Shares
Trading Symbol	NWQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Flexible Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$179	1.71%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.71%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Flexible Income Fund returned 9.40% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund significantly outperformed the Flexible Income Fund Blended Benchmark, which returned 3.40%. The Fund’s blended benchmark consists of 1) 50% ICE BofA U.S. Corporate Index and 2) 50% ICE BofA U.S. High Yield Index.

Top contributors to relative performance

•
Out‑of‑benchmark allocation to convertible securities.

•
Out‑of‑benchmark allocation to common stocks.

•
Security selection in investment-grade corporate bonds, particularly the overweight to BBB‑rated bonds.

Top detractors from relative performance

•
Underweight allocation to high-yield corporate bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	9.40%	2.35%	3.86%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

Flexible Income Blended Benchmark	3.40%	2.09%	3.87%

Lipper Flexible Income Funds Classification Average	4.38%	2.42%	3.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 897,110,931
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 5,745,953
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$897,110,931

Total number of portfolio holdings	194

Portfolio turnover (%)	41%

Total management fees paid for the year	$5,745,953

Holdings [Text Block]

(1)	Includes 32.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up‑front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up‑front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171409 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Flexible Income Fund
Class Name	Class R6 Shares
Trading Symbol	NQWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Flexible Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$68	0.65%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Flexible Income Fund returned 10.54% for Class R6 Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund significantly outperformed the Flexible Income Fund Blended Benchmark, which returned 3.40%. The Fund’s blended benchmark consists of 1) 50% ICE BofA U.S. Corporate Index and 2) 50% ICE BofA U.S. High Yield Index.

Top contributors to relative performance

•
Out-of-benchmark allocation to convertible securities.

•
Out-of-benchmark allocation to common stocks.

•
Security selection in investment-grade corporate bonds, particularly the overweight to BBB-rated bonds.

Top detractors from relative performance

•
Underweight allocation to high-yield corporate bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	10.54%	3.44%	4.84%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

Flexible Income Blended Benchmark	3.40%	2.09%	3.87%

Lipper Flexible Income Funds Classification Average	4.38%	2.42%	3.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 897,110,931
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 5,745,953
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$897,110,931

Total number of portfolio holdings	194

Portfolio turnover (%)	41%

Total management fees paid for the year	$5,745,953

Holdings [Text Block]

(1)	Includes 32.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000081600 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Flexible Income Fund
Class Name	Class I Shares
Trading Symbol	NWQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Flexible Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$75	0.71%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Flexible Income Fund returned 10.45% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund significantly outperformed the Flexible Income Fund Blended Benchmark, which returned 3.40%. The Fund’s blended benchmark consists of 1) 50% ICE BofA U.S. Corporate Index and 2) 50% ICE BofA U.S. High Yield Index.

Top contributors to relative performance

•
Out‑of‑benchmark allocation to convertible securities.

•
Out‑of‑benchmark allocation to common stocks.

•
Security selection in investment-grade corporate bonds, particularly the overweight to BBB‑rated bonds.

Top detractors from relative performance

•
Underweight allocation to high-yield corporate bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	10.45%	3.37%	4.75%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

Flexible Income Blended Benchmark	3.40%	2.09%	3.87%

Lipper Flexible Income Funds Classification Average	4.38%	2.42%	3.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 897,110,931
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 5,745,953
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$897,110,931

Total number of portfolio holdings	194

Portfolio turnover (%)	41%

Total management fees paid for the year	$5,745,953

Holdings [Text Block]

(1)	Includes 32.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.